CAPITAL STOCK (Narrative) (Details) - 12 months ended Dec. 31, 2016	USD ($) mo yr shares	CAD mo yr CAD / shares shares
Capital Stock 1 | shares	2,500,000	2,500,000
Capital Stock 2 | CAD / shares		CAD 0.40
Capital Stock 3	$ 693,728
Capital Stock 4 | CAD		CAD 0.65
Capital Stock 5 | mo	15	15
Capital Stock 6 | shares	147,000	147,000
Capital Stock 7 | CAD		CAD 0.65
Capital Stock 8 | mo	15	15
Capital Stock 9 | shares	408,000	408,000
Capital Stock 10 | CAD / shares		CAD 0.15
Capital Stock 11	$ 48,756
Capital Stock 12 | shares	396,000	396,000
Capital Stock 13	$ 69,774
Capital Stock 14	10.00%	10.00%
Capital Stock 15	10.00%	10.00%
Capital Stock 16 | yr	10	10
Capital Stock 17	$ 57,059
Capital Stock 18	0
Capital Stock 19	$ 0
Capital Stock 20 | yr	5.6	5.6
Capital Stock 21 | yr	3.67	3.67
Capital Stock 22 | yr	5.05	5.05
Capital Stock 23	$ 104,519
Capital Stock 24	124,458
Capital Stock 25	$ 108,302
Capital Stock 26 | shares	424,000	424,000
Capital Stock 27 | shares	48,000	48,000
Capital Stock 28	$ 0.18
Capital Stock 29 | CAD		CAD 0.225
Capital Stock 30	$ 20,202
Capital Stock 31 | shares	1,231,000	1,231,000
Capital Stock 32	$ 0.12
Capital Stock 33 | CAD		CAD 0.15
Capital Stock 34	$ 86,081
Capital Stock 35 | shares	2,147,000	2,147,000
Capital Stock 36 | shares	171,000	171,000
Capital Stock 37	$ 0.43
Capital Stock 38 | CAD		CAD 0.50
Capital Stock 39	$ 59,304
Capital Stock 40	400,000	400,000
Capital Stock 41	$ 0.31
Capital Stock 42 | CAD		CAD 0.40
Capital Stock 43 | shares	125,000	125,000
Capital Stock 44	$ 0.50
Capital Stock 45 | CAD		CAD 0.65
Capital Stock 46 | shares	250,000	250,000
Capital Stock 47	$ 0.15
Capital Stock 48 | CAD		CAD 0.20
Capital Stock 49 | shares	108,000	108,000
Capital Stock 50	$ 0.43
Capital Stock 51 | CAD		CAD 0.50
Capital Stock 52	104,519
Capital Stock 53	124,458
Capital Stock 54	108,302
Capital Stock 55	70,712
Capital Stock 56	$ 1,000